Long-term Borrowings, Excluding Current Portion - Future principal payments (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Long-term borrowings
2021	¥ 15,789
2023	1,141,858
Total	¥ 1,157,647